Vanguard Financials Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)
Banks (36.8%)
JPMorgan Chase & Co.	5,925,069	576,568
Bank of America Corp.	15,160,238	365,665
Wells Fargo & Co.	7,509,054	198,765
Citigroup Inc.	4,061,615	194,592
PNC Financial Services Group Inc.	834,438	95,159
Truist Financial Corp.	2,586,114	95,117
US Bancorp	2,644,212	94,028
First Republic Bank	329,480	35,640
M&T Bank Corp.	251,146	26,536
Fifth Third Bancorp	1,366,561	26,498
KeyCorp	1,870,138	22,161
* SVB Financial Group	99,527	21,373
Regions Financial Corp.	1,844,268	20,859
Citizens Financial Group Inc.	824,094	19,861
Huntington Bancshares Inc.	1,965,153	17,470
Commerce Bancshares Inc.	194,317	12,384
Prosperity Bancshares Inc.	182,590	11,940
Signature Bank	102,845	10,584
Zions Bancorp NA	318,118	10,468
Comerica Inc.	272,637	9,910
East West Bancorp Inc.	280,732	9,812
People's United Financial Inc.	856,472	9,807
Cullen/Frost Bankers Inc.	114,801	8,721
TCF Financial Corp.	295,766	8,554
First Financial Bankshares Inc.	246,413	7,550
Glacier Bancorp Inc.	178,128	7,337
United Bankshares Inc.	249,934	7,268
Popular Inc.	184,038	7,268
Western Alliance Bancorp	188,304	7,184
Pinnacle Financial Partners Inc.	149,322	5,950
Community Bank System Inc.	100,076	5,947
Valley National Bancorp	736,765	5,879
First Horizon National Corp.	601,892	5,628
Synovus Financial Corp.	284,390	5,457
Bank OZK	237,087	5,332
Webster Financial Corp.	176,828	5,004
CVB Financial Corp.	255,890	4,992
Bank of Hawaii Corp.	77,217	4,967
Umpqua Holdings Corp.	422,140	4,808
Wintrust Financial Corp.	111,535	4,725
Sterling Bancorp	382,914	4,710
FNB Corp.	624,234	4,626
Independent Bank Corp.	66,099	4,592
UMB Financial Corp.	89,327	4,581
BancorpSouth Bank	204,045	4,536

Old National Bancorp	325,562	4,424
Home BancShares Inc.	303,215	4,388
First Hawaiian Inc.	251,302	4,335
IBERIABANK Corp.	100,431	4,259
Associated Banc-Corp	301,339	4,222
First Citizens BancShares Inc. Class A	10,711	4,124
Cathay General Bancorp	145,672	3,961
Investors Bancorp Inc.	453,502	3,936
PacWest Bancorp	223,249	3,864
CenterState Bank Corp.	241,483	3,815
Simmons First National Corp. Class A	218,735	3,751
Hancock Whitney Corp.	167,505	3,621
Fulton Financial Corp.	318,465	3,570
Atlantic Union Bankshares Corp.	152,702	3,535
CIT Group Inc.	189,904	3,445
South State Corp.	64,532	3,392
Columbia Banking System Inc.	138,849	3,382
BankUnited Inc.	182,075	3,365
International Bancshares Corp.	106,932	3,291
BOK Financial Corp.	60,810	3,098
Ameris Bancorp	127,258	3,083
Westamerica Bancorporation	52,066	3,071
ServisFirst Bancshares Inc.	87,671	3,058
First Merchants Corp.	106,840	2,998
United Community Banks Inc.	151,979	2,971
WesBanco Inc.	130,892	2,804
Trustmark Corp.	116,197	2,764
First Midwest Bancorp Inc.	211,318	2,758
Independent Bank Group Inc.	70,534	2,672
NBT Bancorp Inc.	84,446	2,645
Towne Bank	139,241	2,626
Renasant Corp.	108,813	2,625
First Interstate BancSystem Inc. Class A	83,257	2,602
Banner Corp.	68,988	2,591
* Texas Capital Bancshares Inc.	96,225	2,575
Pacific Premier Bancorp Inc.	118,308	2,558
First Financial Bancorp	191,289	2,542
Hilltop Holdings Inc.	131,344	2,455
First BanCorp	417,850	2,286
Hope Bancorp Inc.	239,113	2,270
* Seacoast Banking Corp. of Florida	99,000	2,153
Lakeland Financial Corp.	49,624	2,118
Park National Corp.	28,158	2,108
Sandy Spring Bancorp Inc.	86,553	2,099
Heartland Financial USA Inc.	63,870	2,044
Cadence BanCorp Class A	242,995	1,961
City Holding Co.	31,073	1,954
Eagle Bancorp Inc.	60,196	1,948
OceanFirst Financial Corp.	110,505	1,845
Southside Bancshares Inc.	62,051	1,750
First Busey Corp.	94,156	1,686
Tompkins Financial Corp.	26,147	1,683
S&T Bancorp Inc.	73,674	1,638
National Bank Holdings Corp. Class A	60,387	1,588
First Commonwealth Financial Corp.	192,452	1,574
Veritex Holdings Inc.	89,316	1,565
German American Bancorp Inc.	49,612	1,537

Great Western Bancorp Inc.	107,553	1,532
TriCo Bancshares	52,381	1,486
First Bancorp	55,969	1,423
Enterprise Financial Services Corp.	48,324	1,419
Brookline Bancorp Inc.	151,615	1,410
Stock Yards Bancorp Inc.	40,914	1,392
Heritage Financial Corp.	70,625	1,342
BancFirst Corp.	34,810	1,327
1st Source Corp.	37,104	1,283
OFG Bancorp	98,591	1,198
* Triumph Bancorp Inc.	46,031	1,130
Lakeland Bancorp Inc.	98,279	1,091
Boston Private Financial Holdings Inc.	158,012	1,086
Preferred Bank	28,800	1,082
First Foundation Inc.	71,667	1,068
Bryn Mawr Bank Corp.	37,945	1,054
* Nicolet Bankshares Inc.	18,436	1,031
Opus Bank	51,002	994
Community Trust Bancorp Inc.	30,193	992
Camden National Corp.	29,503	990
Washington Trust Bancorp Inc.	29,834	954
Allegiance Bancshares Inc.	37,205	953
Berkshire Hills Bancorp Inc.	87,389	946
Heritage Commerce Corp.	116,011	943
ConnectOne Bancorp Inc.	64,239	942
Banc of California Inc.	85,631	938
Univest Financial Corp.	56,047	921
Great Southern Bancorp Inc.	21,857	887
QCR Holdings Inc.	28,910	878
* Bancorp Inc.	99,086	872
Central Pacific Financial Corp.	53,783	866
* CrossFirst Bankshares Inc.	88,936	865
Origin Bancorp Inc.	40,885	853
Arrow Financial Corp.	29,140	852
Dime Community Bancshares Inc.	58,392	843
Peoples Bancorp Inc.	36,992	831
First Bancshares Inc.	38,760	821
Bank of Marin Bancorp	24,026	808
* HarborOne Bancorp Inc.	100,921	804
First Financial Corp.	22,642	795
FB Financial Corp.	33,596	793
Horizon Bancorp Inc.	76,460	784
People's Utah Bancorp	31,402	778
CBTX Inc.	36,761	751
Bank First Corp.	11,949	745
First Mid Bancshares Inc.	29,089	740
First of Long Island Corp.	48,074	734
Live Oak Bancshares Inc.	53,807	729
Bridge Bancorp Inc.	33,341	710
Mercantile Bank Corp.	30,461	699
Cambridge Bancorp	11,880	689
* TriState Capital Holdings Inc.	45,296	677
First Community Bankshares Inc.	31,466	672
Peapack Gladstone Financial Corp.	35,096	661
Franklin Financial Network Inc.	26,553	655
* Customers Bancorp Inc.	55,953	621
Midland States Bancorp Inc.	40,816	611

Bar Harbor Bankshares	30,664	605
Farmers National Banc Corp.	51,116	601
Byline Bancorp Inc.	48,113	585
MidWestOne Financial Group Inc.	30,355	583
Flushing Financial Corp.	50,149	569
* Amerant Bancorp Inc.	43,582	568
West Bancorporation Inc.	31,996	564
Independent Bank Corp.	39,484	546
Sierra Bancorp	28,747	542
CNB Financial Corp.	30,038	532
Hanmi Financial Corp.	58,403	527
Financial Institutions Inc.	29,705	525
HomeTrust Bancshares Inc.	32,416	500
* Atlantic Capital Bancshares Inc.	41,755	476
Capital City Bank Group Inc.	23,354	475
* Equity Bancshares Inc. Class A	28,142	459
Century Bancorp Inc. Class A	5,548	418
RBB Bancorp	32,134	412
Old Second Bancorp Inc.	53,277	410
Macatawa Bank Corp.	50,877	376
Southern National Bancorp of Virginia Inc.	35,046	353
Civista Bancshares Inc.	22,870	349
Amalgamated Bank Class A	26,962	303
* Republic First Bancorp Inc.	89,224	211
Republic Bancorp Inc. Class A	400	13
		2,247,249
Capital Markets (26.7%)
BlackRock Inc.	293,732	155,278
S&P Global Inc.	469,722	152,669
CME Group Inc.	690,446	126,075
Goldman Sachs Group Inc.	632,375	124,255
• Intercontinental Exchange Inc.	1,066,772	103,744
Morgan Stanley	2,311,520	102,169
Moody's Corp.	325,033	86,917
Charles Schwab Corp.	2,230,271	80,089
Blackstone Group LP Class A	1,297,448	73,695
Bank of New York Mellon Corp.	1,544,519	57,410
MSCI Inc. Class A	163,392	53,731
T. Rowe Price Group Inc.	354,661	42,879
State Street Corp.	683,063	41,640
MarketAxess Holdings Inc.	73,059	37,157
Ameriprise Financial Inc.	237,588	33,279
Northern Trust Corp.	383,104	30,269
KKR & Co. Inc.	967,619	26,851
Nasdaq Inc.	222,521	26,360
Cboe Global Markets Inc.	213,031	22,679
FactSet Research Systems Inc.	72,980	22,442
E*TRADE Financial Corp.	426,334	19,415
TD Ameritrade Holding Corp.	520,863	19,413
Raymond James Financial Inc.	241,468	16,729
Apollo Global Management LLC	333,709	15,885
SEI Investments Co.	245,087	13,289
LPL Financial Holdings Inc.	153,422	10,953
Franklin Resources Inc.	576,130	10,872
Tradeweb Markets Inc. Class A	157,822	10,410
Legg Mason Inc.	167,720	8,357
Eaton Vance Corp.	220,171	7,937

*	Carlyle Group Inc.	263,529	7,289
	Morningstar Inc.	45,179	6,927
	Janus Henderson Group plc	305,538	6,587
	Ares Management Corp. Class A	171,424	6,473
	Stifel Financial Corp.	133,978	6,392
	Affiliated Managers Group Inc.	92,247	6,145
	Interactive Brokers Group Inc.	141,224	5,981
	Invesco Ltd.	746,931	5,953
	Houlihan Lokey Inc. Class A	85,647	5,180
	Evercore Inc. Class A	78,396	4,320
	Federated Hermes Inc.	184,870	4,093
	Moelis & Co. Class A	102,294	3,440
	Hamilton Lane Inc. Class A	45,884	3,357
	Artisan Partners Asset Management Inc. Class A	106,682	3,091
	Cohen & Steers Inc.	45,359	2,883
	Virtu Financial Inc. Class A	113,281	2,702
	PJT Partners Inc.	37,864	2,071
	Piper Sandler Cos.	31,667	1,889
*	INTL. FCStone Inc.	32,012	1,633
	Waddell & Reed Financial Inc. Class A	124,699	1,626
*	Focus Financial Partners Inc. Class A	50,262	1,399
	Virtus Investment Partners Inc.	14,899	1,385
	BGC Partners Inc. Class A	524,835	1,351
*	Blucora Inc.	92,615	1,125
	Brightsphere Investment Group Inc.	132,518	1,107
	WisdomTree Investments Inc.	234,120	700
	Cowen Inc. Class A	50,156	656
	Diamond Hill Investment Group Inc.	5,747	603
	B. Riley Financial Inc.	29,929	576
	Victory Capital Holdings Inc. Class A	32,343	540
*	Donnelley Financial Solutions Inc.	61,301	500
	Sculptor Capital Management Inc. Class A	30,728	385
	Oppenheimer Holdings Inc. Class A	17,827	378
	Associated Capital Group Inc. Class A	6,718	276
	Westwood Holdings Group Inc.	14,521	257
	Greenhill & Co. Inc.	25,152	251
	Pzena Investment Management Inc. Class A	33,763	138
	GAMCO Investors Inc. Class A	9,776	126
			1,632,633
Consumer Finance (4.8%)
	American Express Co.	1,323,652	125,840
	Capital One Financial Corp.	881,180	59,956
	Discover Financial Services	594,494	28,244
	Synchrony Financial	1,065,104	21,696
	Ally Financial Inc.	723,102	12,611
*,^	Credit Acceptance Corp.	19,280	7,130
	FirstCash Inc.	80,772	5,635
	SLM Corp.	731,835	5,547
*,^	LendingTree Inc.	15,189	3,949
	OneMain Holdings Inc.	157,103	3,665
*	Green Dot Corp. Class A	94,892	3,623
*	PRA Group Inc.	88,023	3,003
	Navient Corp.	373,465	2,779
^	Santander Consumer USA Holdings Inc.	155,027	2,563
	Nelnet Inc. Class A	38,223	1,884
*	Encore Capital Group Inc.	54,008	1,716
*	Enova International Inc.	63,807	903

* World Acceptance Corp.	10,480	697
* LendingClub Corp.	115,739	619
* EZCORP Inc. Class A	99,353	513
Curo Group Holdings Corp.	35,504	238
		292,811
Diversified Financial Services (8.8%)
* Berkshire Hathaway Inc. Class B	2,667,724	495,076
Equitable Holdings Inc.	806,979	15,421
Voya Financial Inc.	255,198	11,497
Jefferies Financial Group Inc.	441,310	6,465
* Cannae Holdings Inc.	137,560	5,066
FGL Holdings	316,242	2,638
* On Deck Capital Inc.	100,600	75
		536,238
Equity Real Estate Investment Trusts (REITs) (0.1%)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	127,245	3,691

Insurance (20.1%)
Chubb Ltd.	870,746	106,179
Marsh & McLennan Cos. Inc.	970,844	102,832
Aon plc Class A	446,335	87,906
Progressive Corp.	1,127,640	87,595
Allstate Corp.	610,868	59,749
MetLife Inc.	1,500,114	54,019
Travelers Cos. Inc.	491,435	52,574
American International Group Inc.	1,683,018	50,592
Willis Towers Watson plc	248,196	50,359
Aflac Inc.	1,324,440	48,302
Prudential Financial Inc.	765,256	46,650
Arthur J Gallagher & Co.	362,666	34,192
Hartford Financial Services Group Inc.	690,671	26,446
* Markel Corp.	26,541	23,818
* Arch Capital Group Ltd.	781,644	22,058
Principal Financial Group Inc.	529,551	20,451
Brown & Brown Inc.	461,119	18,537
Cincinnati Financial Corp.	298,274	17,583
Loews Corp.	499,414	16,601
WR Berkley Corp.	282,686	16,382
Fidelity National Financial Inc.	504,014	16,078
Everest Re Group Ltd.	78,577	15,590
Globe Life Inc.	197,033	15,175
Lincoln National Corp.	376,732	14,289
RenaissanceRe Holdings Ltd.	85,012	14,270
Alleghany Corp.	27,660	14,192
Assurant Inc.	115,271	11,824
Reinsurance Group of America Inc.	120,777	10,960
First American Financial Corp.	216,869	10,950
Primerica Inc.	79,767	9,065
American Financial Group Inc./OH	148,083	8,920
Erie Indemnity Co. Class A	49,032	8,838
Old Republic International Corp.	555,946	8,667
* Athene Holding Ltd. Class A	276,155	7,978
Kemper Corp.	121,855	7,726
Hanover Insurance Group Inc.	74,091	7,435
RLI Corp.	77,807	6,144
Axis Capital Holdings Ltd.	162,546	6,102

	Selective Insurance Group Inc.	115,075	6,036
	Kinsale Capital Group Inc.	40,345	6,024
*	Brighthouse Financial Inc.	202,759	6,024
	Unum Group	390,608	5,918
	White Mountains Insurance Group Ltd.	6,123	5,606
*	eHealth Inc.	39,809	5,192
	Assured Guaranty Ltd.	178,509	4,629
	CNO Financial Group Inc.	282,505	4,054
	American Equity Investment Life Holding Co.	175,315	3,803
*	Enstar Group Ltd.	22,532	3,209
*	Genworth Financial Inc. Class A	966,423	2,948
	Horace Mann Educators Corp.	79,495	2,903
	National General Holdings Corp.	130,045	2,640
*	Palomar Holdings Inc.	32,475	2,417
	James River Group Holdings Ltd.	58,715	2,270
	AMERISAFE Inc.	36,899	2,265
	Safety Insurance Group Inc.	28,104	2,143
	Mercury General Corp.	52,810	2,125
	Argo Group International Holdings Ltd.	63,146	1,938
	Employers Holdings Inc.	60,658	1,813
*,^	Trupanion Inc.	56,435	1,700
*	Goosehead Insurance Inc. Class A	26,428	1,584
	ProAssurance Corp.	103,449	1,428
	Stewart Information Services Corp.	44,885	1,383
*	Third Point Reinsurance Ltd.	164,259	1,212
	American National Insurance Co.	15,782	1,186
*	Ambac Financial Group Inc.	87,502	1,174
	Universal Insurance Holdings Inc.	60,652	1,083
	United Fire Group Inc.	40,359	1,083
*	MBIA Inc.	139,204	986
	National Western Life Group Inc. Class A	4,575	896
	Heritage Insurance Holdings Inc.	51,103	641
	HCI Group Inc.	12,886	578
*	Citizens Inc. Class A	92,649	563
*	Watford Holdings Ltd.	34,260	506
	Global Indemnity Ltd.	17,526	425
*	Greenlight Capital Re Ltd. Class A	52,851	383
	United Insurance Holdings Corp.	40,754	319
*,^	Benefytt Technologies Inc. Class A	15,834	311
	Protective Insurance Corp. Class B	18,420	255
	Crawford & Co. Class A	28,814	173
	Crawford & Co. Class B	8,092	46
	FBL Financial Group Inc. Class A	400	14
	State Auto Financial Corp.	640	13
	Donegal Group Inc. Class A	480	7
			1,228,934
Mortgage Real Estate Investment Trusts (REITs) (1.3%)
	Annaly Capital Management Inc.	2,758,481	16,992
	AGNC Investment Corp.	1,042,869	13,495
	Starwood Property Trust Inc.	544,988	7,227
	Blackstone Mortgage Trust Inc. Class A	247,902	5,848
	New Residential Investment Corp.	802,999	5,758
^	Chimera Investment Corp.	364,148	3,026
	Two Harbors Investment Corp.	528,451	2,389
	Apollo Commercial Real Estate Finance Inc.	280,696	2,310
	PennyMac Mortgage Investment Trust	194,940	2,146
	Broadmark Realty Capital Inc.	237,186	2,073

	Arbor Realty Trust Inc.	204,783	1,724
	Ladder Capital Corp. Class A	200,487	1,594
	New York Mortgage Trust Inc.	716,602	1,491
^	MFA Financial Inc.	859,775	1,453
	Redwood Trust Inc.	216,820	1,160
	KKR Real Estate Finance Trust Inc.	61,345	993
	Capstead Mortgage Corp.	190,104	962
^	Invesco Mortgage Capital Inc.	332,848	922
	ARMOUR Residential REIT Inc.	112,399	880
	Ellington Financial Inc.	77,868	794
	Colony Credit Real Estate Inc.	158,125	783
	TPG RE Finance Trust Inc.	91,264	676
	Dynex Capital Inc.	43,716	562
	Granite Point Mortgage Trust Inc.	105,564	519
	Orchid Island Capital Inc.	118,117	493
	Ready Capital Corp.	78,611	461
	Ares Commercial Real Estate Corp.	59,161	441
	Anworth Mortgage Asset Corp.	186,220	272
	Western Asset Mortgage Capital Corp.	100,244	198
^	AG Mortgage Investment Trust Inc.	61,702	152
	Exantas Capital Corp.	60,445	121
			77,915
Other (0.0%)1
*,§ NewStar Financial Inc. CVR		42,593	10
*,§ American International Group Inc. Warrants Exp. 01/19/2021		7,950	—
			10
Thrifts & Mortgage Finance (1.1%)
	New York Community Bancorp Inc.	901,394	9,059
	Essent Group Ltd.	196,365	6,490
	Radian Group Inc.	386,177	6,132
	MGIC Investment Corp.	667,690	5,482
	PennyMac Financial Services Inc.	120,808	4,057
	Washington Federal Inc.	150,594	3,894
	Capitol Federal Financial Inc.	259,408	3,042
	WSFS Financial Corp.	99,494	2,753
*	Axos Financial Inc.	107,113	2,335
	Walker & Dunlop Inc.	57,183	2,316
	Northwest Bancshares Inc.	230,904	2,300
	Flagstar Bancorp Inc.	70,492	2,065
*	NMI Holdings Inc. Class A	130,807	2,010
*	Mr Cooper Group Inc.	141,020	1,572
	Provident Financial Services Inc.	119,834	1,561
*	Columbia Financial Inc.	98,626	1,391
	Kearny Financial Corp.	157,185	1,347
	First Defiance Financial Corp.	72,276	1,200
	Meta Financial Group Inc.	64,405	1,167
	TrustCo Bank Corp. NY	183,382	1,155
	HomeStreet Inc.	47,239	1,125
	Federal Agricultural Mortgage Corp. Class C	17,338	1,112
	Meridian Bancorp Inc.	91,129	1,050
	Northfield Bancorp Inc.	85,522	935
	Waterstone Financial Inc.	47,785	712
*	Bridgewater Bancshares Inc.	46,126	481
	PCSB Financial Corp.	29,944	400
	Hingham Institution For Savings	2,331	383
	Home Bancorp Inc.	14,770	351

Merchants Bancorp		16,288	278
* Ocwen Financial Corp.		216,038	160
Luther Burbank Corp.		720	7
Sterling Bancorp Inc.		560	2
			68,324
Total Common Stocks (Cost $7,047,626)			6,087,805
	Coupon
Temporary Cash Investments (0.3%)
2,3 Vanguard Market Liquidity Fund (Cost $21,276)	0.307%	212,797	21,280
Total Investments (100.0%) (Cost $7,068,902)			6,109,085
Other Assets and Liabilities—Net (0.0%)3,4			(302)
Net Assets (100%)			6,108,783
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,928,000.
§ Security value determined using significant unobservable inputs.
1 “Other” represents securities that are not classified by the fund's benchmark index.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $13,841,000 was received for securities on loan.
4 Cash of $380,000 has been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index			June 2020	72	10,951	20

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate
				Received	Value and	Value and
			Notional	(Paid)[1]	Unrealized	Unrealized
Termination			Amount		Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
T. Rowe Price Group Inc.	9/2/20	BOANA	11,563	(0.230)	525	—
1 Payment received/paid monthly.
BOANA—Bank of America, NA.

At May 31, 2019, a counterparty had deposited in a segregated account securities with a value of $729,000 in connection with open over-the-counter swap contracts.

Financials Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master

Financials Index Fund

netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	6,087,795	—	10	6,087,805
Temporary Cash Investments	21,280	—	—	21,280
Total	6,109,075	—	10	6,109,085
Derivative Financial Instruments
Assets
Futures Contracts[1]	20	—	—	20
Swap Contracts	—	525	—	525
Total	20	525	—	545
1 Represents variation margin on the last day of the reporting period.